JHAA
Nuveen Corporate Income 2023 Target Term Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 127.2% (86.4% of Total Investments)
	CORPORATE BONDS – 87.8% (59.6% of Total Investments)
	Airlines – 1.3%
$1,000	United Airlines Holdings Inc	5.000%	2/01/24	Ba3	$1,030,000
	Auto Components – 1.6%
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB	987,187
250	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	253,438
1,225	Total Auto Components				1,240,625
	Automobiles – 6.1%
2,000	Ford Motor Credit Co LLC	3.370%	11/17/23	BB+	2,049,800
2,550	Ford Motor Credit Co LLC	5.584%	3/18/24	BB+	2,740,842
4,550	Total Automobiles				4,790,642
	Chemicals – 2.7%
2,025	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB-	2,116,125
	Commercial Services & Supplies – 5.7%
1,475	ADT Security Corp	4.125%	6/15/23	BB-	1,543,248
2,750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB-	2,933,013
4,225	Total Commercial Services & Supplies				4,476,261
	Consumer Finance – 5.0%
500	Navient Corp	5.500%	1/25/23	Ba3	522,500
1,300	Navient Corp	7.250%	9/25/23	Ba3	1,417,676
500	Navient Corp	6.125%	3/25/24	Ba3	535,375
1,300	OneMain Finance Corp	8.250%	10/01/23	Ba2	1,452,789
3,600	Total Consumer Finance				3,928,340
	Containers & Packaging – 2.4%
1,000	OI European Group BV, 144A	4.000%	3/15/23	B+	1,020,000
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	888,250
1,850	Total Containers & Packaging				1,908,250
	Diversified Financial Services – 0.9%
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	313,482
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	381,936
650	Total Diversified Financial Services				695,418
	Diversified Telecommunication Services – 2.1%
1,500	Lumen Technologies Inc	6.750%	12/01/23	BB	1,644,375

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities – 3.3%
$1,500	Pacific Gas and Electric Co	1.750%	6/16/22	BBB-	$1,497,573
1,100	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	1,130,250
2,600	Total Electric Utilities				2,627,823
	Equity Real Estate Investment Trust – 1.7%
750	GLP Capital LP / GLP Financing II Inc	5.375%	11/01/23	BBB-	810,650
500	Starwood Property Trust Inc, 144A	5.500%	11/01/23	BB+	524,490
1,250	Total Equity Real Estate Investment Trust				1,335,140
	Food & Staples Retailing – 2.3%
1,750	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	3.500%	2/15/23	BB	1,789,620
	Gas Utilities – 1.2%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	974,250
	Health Care Providers & Services – 2.7%
118	Encompass Health Corp	5.125%	3/15/23	B+	118,000
500	HCA Inc	5.875%	5/01/23	Baa3	537,510
500	Molina Healthcare Inc	5.375%	11/15/22	BB-	515,475
850	Tenet Healthcare Corp	6.750%	6/15/23	B-	916,300
1,968	Total Health Care Providers & Services				2,087,285
	Hotels, Restaurants & Leisure – 4.4%
2,500	MGM Resorts International	6.000%	3/15/23	Ba3	2,643,600
850	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB-	856,375
3,350	Total Hotels, Restaurants & Leisure				3,499,975
	Household Durables – 4.1%
1,250	KB Home	7.625%	5/15/23	BB	1,331,250
1,785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	1,924,783
3,035	Total Household Durables				3,256,033
	Media – 5.1%
340	AMC Networks Inc	5.000%	4/01/24	BB	343,825
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	376,755
2,350	CSC Holdings LLC	5.250%	6/01/24	B+	2,517,273
750	DISH DBS Corp	5.000%	3/15/23	B2	777,187
3,815	Total Media				4,015,040
	Metals & Mining – 6.6%
850	Commercial Metals Co	4.875%	5/15/23	BB+	889,312
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,265,625
2,375	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	2,536,025

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$500	Freeport-McMoRan Inc	3.875%	3/15/23	BB+	$515,850
4,975	Total Metals & Mining				5,206,812
	Oil, Gas & Consumable Fuels – 19.3%
550	Buckeye Partners LP	4.150%	7/01/23	BB	566,500
533	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	530,335
500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	495,625
225	Continental Resources Inc	4.500%	4/15/23	BBB-	233,156
500	Continental Resources Inc	3.800%	6/01/24	BBB-	525,400
794	Energean Israel Finance Ltd, Reg S	4.500%	3/30/24	BB-	810,161
250	Energy Transfer LP	5.875%	1/15/24	BBB-	274,756
500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	519,710
500	EQM Midstream Partners LP	4.750%	7/15/23	BB	522,150
1,500	Leviathan Bond Ltd, Reg S, 144A	5.750%	6/30/23	BB	1,560,113
1,000	NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S	7.375%	7/19/22	B	1,016,510
1,750	Occidental Petroleum Corp	2.700%	2/15/23	BB	1,771,088
1,000	Petroleos Mexicanos	4.875%	1/18/24	BBB	1,040,790
1,000	Range Resources Corp	5.000%	3/15/23	B2	1,037,500
300	Sasol Financing International Ltd	4.500%	11/14/22	BB	306,794
1,000	SM Energy Co	5.000%	1/15/24	B	995,000
1,000	Southwestern Energy Co	4.100%	3/15/22	BB	1,002,500
270	Western Midstream Operating LP	4.000%	7/01/22	BB+	274,112
1,750	Western Midstream Operating LP, (3-Month LIBOR reference rate + 2.100% spread), (3)	2.229%	1/13/23	BB+	1,750,000
14,922	Total Oil, Gas & Consumable Fuels				15,232,200
	Pharmaceuticals – 1.7%
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	Ba2	1,368,250
	Real Estate Management & Development – 0.8%
600	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B	621,000
	Technology Hardware, Storage & Peripherals – 1.1%
500	Diebold Nixdorf Inc	8.500%	4/15/24	Caa1	510,625
375	EMC Corp	3.375%	6/01/23	BBB	387,187
875	Total Technology Hardware, Storage & Peripherals				897,812
	Textiles, Apparel & Luxury Goods – 3.8%
2,825	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	2,978,341

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors – 1.1%
$400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	BBB	$426,164
400	Aircastle Ltd	4.400%	9/25/23	BBB	425,949
800	Total Trading Companies & Distributors				852,113
	Wireless Telecommunication Services – 0.8%
525	Sprint Corp	7.875%	9/15/23	BB+	586,609
$66,115	Total Corporate Bonds (cost $66,845,152)				69,158,339

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 35.6% (24.2% of Total Investments) (4)
	Beverages – 0.8%
$620	Arctic Glacier U.S.A., Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	3/20/24	CCC+	$592,434
	Capital Markets – 0.6%
466	Lions Gate Capital Holdings LLC, Term Loan A	1.834%	1-Month LIBOR	1.750%	3/22/23	Ba2	463,992
	Chemicals – 4.7%
1,245	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	1.882%	3-Month LIBOR	1.750%	6/01/24	BBB-	1,242,971
992	Ineos US Finance LLC, Term Loan B	2.110%	2-Month LIBOR	2.000%	3/31/24	BBB-	987,303
1,500	Minerals Technologies Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	2/14/24	BB+	1,503,750
3,737	Total Chemicals						3,734,024
	Commercial Services & Supplies – 0.2%
177	R.R. Donnelley & Sons Company, Term Loan B	5.084%	1-Month LIBOR	5.000%	1/15/24	B+	177,450
	Food & Staples Retailing – 2.4%
1,897	US Foods, Inc., Term Loan B, (DD1)	1.834%	1-Month LIBOR	1.750%	6/27/23	BB-	1,887,882
	Health Care Providers & Services – 2.8%
497	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	493,497
738	ExamWorks Group, Inc., Term Loan	4.250%	1-Month LIBOR	3.250%	7/27/23	B1	738,816
974	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	952,627
2,209	Total Health Care Providers & Services						2,184,940
	Health Care Technology – 5.2%
1,113	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,113,328
10	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	9,931

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Health Care Technology (continued)
$2,953	IQVIA Inc., Term Loan B1	1.834%	1-Month LIBOR	1.750%	3/07/24	BBB-	$2,954,693
4,076	Total Health Care Technology						4,077,952
	Hotels, Restaurants & Leisure – 4.9%
1,949	Boyd Gaming Corporation, Term Loan B3	2.322%	1-Week LIBOR	2.250%	9/15/23	BB	1,949,262
95	CDS U.S. Intermediate Holdings, Inc., Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	11/24/25	B	94,534
88	CDS U.S. Intermediate Holdings, Inc., Term Loan, Second Lien	2.000%	3-Month LIBOR	1.000%	11/24/27	CCC	87,577
250	Cedar Fair, L.P., Term Loan B	1.834%	1-Month LIBOR	1.750%	4/13/24	Ba2	246,875
994	Golden Nugget, Inc., Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	990,929
486	Travel Leaders Group, LLC, Term Loan B	4.084%	1-Month LIBOR	4.000%	1/25/24	CCC	456,402
3,862	Total Hotels, Restaurants & Leisure						3,825,579
	Insurance – 1.7%
228	Asurion LLC, Term Loan B6	3.209%	1-Month LIBOR	3.125%	11/03/23	Ba3	227,569
1,131	USI, Inc., Repriced Term Loan	3.132%	3-Month LIBOR	3.000%	5/16/24	B	1,124,342
1,359	Total Insurance						1,351,911
	IT Services – 1.0%
747	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	747,796
75	Tempo Acquisition LLC, Non-Extended Term Loan	2.834%	1-Month LIBOR	2.750%	5/01/24	BB-	75,402
822	Total IT Services						823,198
	Machinery – 0.8%
591	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	592,913
	Media – 4.7%
1,000	Gray Television, Inc., Term Loan B	2.336%	1-Month LIBOR	2.250%	2/07/24	BB+	999,535
1,396	Nexstar Broadcasting, Inc., Term Loan B3	2.334%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,396,223
842	Univision Communications Inc., Term Loan, First Lien B	4.000%	1-Month LIBOR	3.250%	3/24/26	B2	842,353

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Media (continued)
$504	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	$504,525
3,742	Total Media						3,742,636
	Professional Services – 4.4%
3,500	Nielsen Finance LLC, Term Loan B4, (DD1)	2.083%	1-Month LIBOR	2.000%	10/04/23	BBB-	3,499,353
	Semiconductors & Semiconductor Equipment – 0.1%
107	MACOM Technology Solutions Holdings, Inc., Term Loan	2.334%	1-Month LIBOR	2.250%	5/19/24	BB	106,702
	Technology Hardware, Storage & Peripherals – 1.3%
991	Diebold, Incorporated, Term Loan B	2.875%	1-Month LIBOR	2.750%	11/06/23	B2	990,913
3	Diebold, Incorporated, Term Loan B	2.875%	3-Month LIBOR	2.750%	11/06/23	B2	3,041
994	Total Technology Hardware, Storage & Peripherals						993,954
$28,159	Total Variable Rate Senior Loan Interests (cost $27,935,056)						28,054,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.8% (2.6% of Total Investments)
	Media – 1.5%
$1,275	DISH Network Corp, 144A	2.375%	3/15/24	B1	$1,242,328
	Mortgage Real Estate Investment Trust – 2.3%
1,250	Blackstone Mortgage Trust Inc	4.750%	3/15/23	N/R	1,271,030
500	Starwood Property Trust Inc	4.375%	4/01/23	BB+	524,129
1,750	Total Mortgage Real Estate Investment Trust				1,795,159
$3,025	Total Convertible Bonds (cost $2,927,552)				3,037,487
	Total Long-Term Investments (cost $97,707,760)				100,250,746

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 20.0% (13.6% of Total Investments)
	REPURCHASE AGREEMENTS – 20.0% (13.6% of Total Investments)
$15,731	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $15,730,727, collateralized by $15,315,500, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $16,045,383	0.000%	10/01/21	$15,730,727
	Total Short-Term Investments (cost $15,730,727)			15,730,727
	Total Investments (cost $113,438,487) – 147.2%			115,981,473
	Borrowings – (31.1)% (6), (7)			(24,525,000)
	Other Assets Less Liabilities – (16.1)%			(12,683,869)
	Net Assets Applicable to Common Shares – 100%			$78,772,604
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$69,158,339	$ —	$69,158,339
Variable Rate Senior Loan Interests	—	28,054,920	—	28,054,920
Convertible Bonds	—	3,037,487	—	3,037,487
Short-Term Investments:
Repurchase Agreements	—	15,730,727	—	15,730,727
Total	$ —	$115,981,473	$ —	$115,981,473

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 21.1%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.